Federated Hermes Municipal Ultrashort Fund
Portfolio of Investments
December 31, 2021 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—69.4%
		Alabama—3.2%
$1,425,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2022	$1,446,008
1,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2023	1,572,654
22,500,000	[1]	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No.3 (Series 2018B-1) FRNs, (Goldman Sachs Group, Inc. GTD), 0.966% (1-month USLIBOR x 0.67 +0.900%), Mandatory Tender 12/1/2023	22,664,376
25,500,000	[1]	Black Belt Energy Gas District, AL, Gas Revenue Bonds Project No.7 (Series 2021C-2) FRNs, (Goldman Sachs Group, Inc. GTD), 0.450% (SIFMA 7-day +0.350%), Mandatory Tender 12/1/2026	25,499,997
2,000,000		Lower Alabama Gas District, Gas Project Revenue Bonds Project No.2 (Series 2020A) TOBs, (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 12/1/2025	2,217,907
3,650,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	3,796,060
5,250,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2020A) TOBs, 1.375%, Mandatory Tender 6/16/2025	5,390,369
30,000,000	[1]	Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018B) FRNs, (Morgan Stanley GTD), 0.916% (1-month USLIBOR x 0.67 +0.850%), Mandatory Tender 6/1/2024	30,272,844
		TOTAL	92,860,215
		Arizona—0.9%
4,500,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, 0.350% (SIFMA 7-day +0.250%), Mandatory Tender 11/4/2026	4,500,002
5,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019) TOBs, 5.000%, Mandatory Tender 6/3/2024	5,517,491
4,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017A) TOBs, 1.875%, Mandatory Tender 3/31/2023	4,064,872
2,500,000		Maricopa County, AZ Pollution Control Corp. (Public Service Co., NM), Pollution Control Revenue Refunding Bonds Palo Verde Project (Series 2003A) TOBs, 1.050%, Mandatory Tender 6/1/2022	2,507,349
10,000,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013) TOBs, 0.200%, Mandatory Tender 2/1/2022	9,999,986
205,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), 4.000%, 10/1/2023	205,076
		TOTAL	26,794,776
		California—3.8%
7,250,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021B) FRNs, 0.380% (SIFMA 7-day +0.280%), Mandatory Tender 4/1/2024	7,270,323
9,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021C) FRNs, 0.550% (SIFMA 7-day +0.450%), Mandatory Tender 4/1/2026	9,079,175
7,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2021D) FRNs, 0.400% (SIFMA 7-day +0.300%), Mandatory Tender 4/1/2027	6,999,999
7,000,000	[1]	California Infrastructure & Economic Development Bank (California Academy of Sciences), Revenue Bonds (Series 2018D) FRNs, 0.450% (SIFMA 7-day +0.350%), Mandatory Tender 8/1/2024	7,019,715
17,600,000		California Infrastructure & Economic Development Bank (DesertXpress Enterprises, LLC), (Series 2020A: Brightline West Passenger Rail) TOBs, (United States Treasury GTD), 0.200%, Mandatory Tender 2/1/2022	17,599,840
6,750,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021B) FRNs, 0.800% (SIFMA 7-day +0.700%), Mandatory Tender 6/1/2026	6,835,243
15,500,000		California PCFA (Republic Services, Inc.), (Series A-2) TOBs, 0.180%, Mandatory Tender 1/18/2022	15,500,108
13,000,000	[2]	California PCFA (Republic Services, Inc.), Solid Waste Refunding Revenue Bonds (Series 2010A) TOBs, 0.200%, Mandatory Tender 2/1/2022	12,999,982
2,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	2,016,797
3,700,000		California State Pollution Control Financing Authority (American Water Capital Corp.), Revenue Refunding Bonds (Series 2020) TOBs, 0.600%, Mandatory Tender 9/1/2023	3,694,310
3,000,000		California State, UT GO Various Purpose Refunding Bonds, 5.000%, 3/1/2025	3,428,918
1,670,000		California State, Various Purpose GO Bonds (Series 2020-1), 5.000%, 11/1/2024	1,886,341

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
1,250,000		California State, Various Purpose GO Bonds (Series 2020-1), 5.000%, 11/1/2025	$1,462,423
$1,180,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2025	1,349,709
1,180,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2026	1,391,729
5,000,000		Southern California Public Power Authority (Power Projects), Windy Point/Windy Flats Project Revenue Refunding Bonds (Series 2020-1) Green Bonds, 5.000%, 4/1/2024	5,466,906
2,000,000		Western Placer, CA Unified School District, Community Facilities District No. 1 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	2,039,957
2,730,000		Western Placer, CA Unified School District, Community Facilities District No.2 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	2,780,220
		TOTAL	108,821,695
		Colorado—1.1%
5,600,000	[1]	Colorado School of Mines Board of Trustees (Colorado School of Mines, CO), Institutional Enterprise Revenue Refunding Bonds (Series 2018A) FRNs, 0.566% (1-month USLIBOR x 0.67 +0.500%), 2/1/2023	5,593,669
14,375,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Refunding Bonds (Series 2019D) TOBs, 5.000%, Mandatory Tender 11/15/2022	14,952,071
4,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue SOFR Index Term Rate Bonds (Series 2021B) FRNs, 0.384% (SOFR x 0.67 +0.350%), Mandatory Tender 9/1/2024	4,009,890
6,000,000		University of Colorado (The Regents of), University Enterprise Revenue Refunding Bonds (Series 2021C-3A) TOBs, 2.000%, Mandatory Tender 10/15/2025	6,301,195
		TOTAL	30,856,825
		Connecticut—1.4%
400,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2022	406,187
675,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2023	716,895
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2024	1,105,545
850,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2025	975,221
1,200,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2026	1,422,677
3,400,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2027	4,151,106
4,000,000		Connecticut State Health & Educational Facilities (Yale University), Revenue Bonds (Series X-2) TOBs, 0.250%, Mandatory Tender 2/9/2024	3,983,033
5,000,000		Connecticut State Health & Educational Facilities (Yale-New Haven Hospital), Revenue Bonds (Series 2019B) TOBs, 1.800%, Mandatory Tender 7/1/2024	5,126,223
15,000,000		Connecticut State HFA, Housing Mortgage Finance Program Bonds (Series 2020D-3) TOBs, 0.500%, Mandatory Tender 11/15/2023	14,978,067
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 0.950% (SIFMA 7-day +0.850%), 3/1/2022	3,067,743
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 1.000% (SIFMA 7-day +0.900%), 3/1/2023	1,508,464
3,250,000		West Haven, CT BANs, 2.000%, 9/29/2022	3,290,877
200,000		West Haven, CT, 4.000%, 9/15/2022	205,049
		TOTAL	40,937,087
		Delaware—0.2%
4,000,000		Delaware Economic Development Authority (Delmarva Power and Light Co.), Gas Facilities Revenue Refunding Bonds (Series 2020A) TOBs, 1.050%, Mandatory Tender 7/1/2025	4,056,573
		Florida—1.0%
775,000		Escambia County, FL (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	806,013
2,700,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2023	2,935,207
1,700,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2025	1,980,826

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
1,000,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2027	$1,230,518
$2,500,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2023	2,702,869
2,500,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2024	2,807,562
1,250,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2025	1,452,726
2,800,000		Miami-Dade County, FL IDA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2008), 0.400%, 8/1/2023	2,797,229
11,500,000	[1]	Miami-Dade County, FL IDA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2018B) FRNs, 0.485% (SIFMA 7-day +0.375%), Mandatory Tender 7/1/2024	11,542,995
		TOTAL	28,255,945
		Georgia—2.0%
6,700,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994) TOBs, 2.150%, Mandatory Tender 6/13/2024	6,952,472
10,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 2012) TOBs, 1.550%, Mandatory Tender 8/19/2022	10,078,321
6,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Second Series 2012) TOBs, 1.700%, Mandatory Tender 8/22/2024	6,179,245
22,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 0.816% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	22,109,674
3,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2019B) TOBs, (Toronto Dominion Bank GTD), 4.000%, Mandatory Tender 12/2/2024	3,274,105
400,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2022	413,062
725,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2023	772,070
700,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2024	766,559
1,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2025	1,121,367
1,100,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2026	1,258,431
5,000,000		Private Colleges & Universities Facilities of GA (Emory University), Revenue Bonds (Series 2020B), 5.000%, 9/1/2025	5,800,722
		TOTAL	58,726,028
		Illinois—2.5%
1,300,000		Chicago, IL Metropolitan Water Reclamation District, LT GO Capital Improvement Bonds (Series 2021C), 5.000%, 12/1/2022	1,356,908
1,350,000		Chicago, IL Metropolitan Water Reclamation District, LT GO Capital Improvement Bonds (Series 2021C), 5.000%, 12/1/2023	1,469,991
1,575,000		Chicago, IL Metropolitan Water Reclamation District, LT GO Capital Improvement Bonds (Series 2021C), 5.000%, 12/1/2024	1,781,734
3,600,000		Cook County, IL, UT GO Refunding Bonds (Series 2021B), 4.000%, 11/15/2022	3,716,680
2,500,000		Cook County, IL, UT GO Refunding Bonds (Series 2021B), 4.000%, 11/15/2023	2,668,937
3,100,000		Cook County, IL, UT GO Refunding Bonds (Series 2021B), 4.000%, 11/15/2025	3,494,032
3,625,000		Illinois Finance Authority (OSF Health Care Systems), Revenue Bonds (Series 2020A) TOBs, 5.000%, Mandatory Tender 11/15/2024	4,003,693
8,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2022	8,307,170
2,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2023	2,162,522
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2024	5,604,810
2,000,000		Illinois State, UT GO Bonds (Series 2020B), 5.375%, 5/1/2023	2,130,529
2,500,000		Illinois State, UT GO Bonds (Series 2021B), 5.000%, 3/1/2023	2,633,024
3,000,000		Illinois State, UT GO Bonds (Series 2021B), 5.000%, 3/1/2024	3,285,145
8,500,000		Illinois State, UT GO Bonds (Series 2021C), 4.000%, 3/1/2022	8,550,723
8,500,000		Illinois State, UT GO Bonds (Series 2021C), 4.000%, 3/1/2023	8,854,152
6,550,000		Illinois State, UT GO Bonds (Series 2021C), 4.000%, 3/1/2024	7,032,257
3,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2022	3,103,909
2,350,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 5.000%, 3/1/2022	2,367,740
		TOTAL	72,523,956

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—0.7%
100,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2001A-2) TOBs, (United States Treasury PRF), 2.000%, Mandatory Tender 2/1/2023	$101,593
$5,900,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2001A-2) TOBs, 2.000%, Mandatory Tender 2/1/2023	6,008,735
7,000,000	[1]	Indiana State Finance Authority (Deaconess Health System), Revenue Bonds (Series 2021B) FRNs, 0.400% (SIFMA 7-day +0.300%), Mandatory Tender 3/1/2027	7,000,000
2,525,000		Indiana State Finance Authority Environmental (Indianapolis, IN Power & Light Co.), Environmental Facilities Refunding Revenue Bonds (Series 2020B) TOBs, 0.950%, Mandatory Tender 4/1/2026	2,509,462
2,000,000		Rockport, IN PCR (American Electric Power Co., Inc.), Pollution Control Revenue Refunding Bonds (Series 1995A) TOBs, 1.350%, Mandatory Tender 9/1/2022	2,013,838
2,250,000		Rockport, IN PCR (American Electric Power Co., Inc.), Pollution Control Revenue Refunding Bonds (Series 1995B) TOBs, 1.350%, Mandatory Tender 9/1/2022	2,265,568
		TOTAL	19,899,196
		Iowa—0.2%
3,000,000		Iowa Finance Authority (Gevo NW Iowa RNG, LLC), Solid Waste Facility Revenue Bonds Renewable Gas Project (Series 2021) TOBs, (Citibank N.A., New York LOC), 1.500%, Mandatory Tender 4/1/2024	3,019,520
3,500,000	[1]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 0.585% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	3,498,687
		TOTAL	6,518,207
		Kentucky—1.6%
3,500,000		Kentucky Housing Corp. (BTT Development III Portfolio), Multifamily Rental Housing Revenue Bonds (Series 2019) TOBs, (United States Treasury GTD), 1.400%, Mandatory Tender 6/1/2022	3,515,373
3,500,000		Kentucky Housing Corp. (Cambridge Preservation LP), Multifamily Housing Revenue Bonds (Series 2021) TOBs, (United States Treasury GTD), 0.292%, Mandatory Tender 2/1/2024	3,491,241
13,000,000		Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), Health System Revenue Bonds (Series 2020B) TOBs, 5.000%, Mandatory Tender 10/1/2023	14,042,510
2,500,000		Owen County, KY (American Water Capital Corp.), Revenue Refunding Bonds (Series 2020) TOBs, 0.700%, Mandatory Tender 9/1/2023	2,497,391
8,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	8,717,377
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2019A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2025	5,481,326
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2020A) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 6/1/2026	5,651,322
2,500,000		Rural Water Financing Agency, KY, Public Projects Construction Notes (Series 2021A), 0.400%, 5/1/2023	2,500,013
		TOTAL	45,896,553
		Louisiana—1.0%
5,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (East Baton Rouge Sewerage Commission), Subordinate Lien Multi-Modal Revenue Refunding Bonds (Series 2020B) TOBs, 0.875%, Mandatory Tender 2/1/2025	5,013,496
2,000,000		Louisiana Stadium and Exposition District, BANS (Series 2021), 4.000%, 7/3/2023	2,082,354
5,025,000		Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2017D-1) TOBs, 0.600%, Mandatory Tender 5/1/2023	5,030,956
4,000,000		Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2017D-2) TOBs, 0.550%, Mandatory Tender 5/1/2022	4,000,827
6,885,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-1) TOBs, 2.125%, Mandatory Tender 7/1/2024	7,100,972
6,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-1) TOBs, 2.000%, Mandatory Tender 4/1/2023	6,097,735
		TOTAL	29,326,340
		Massachusetts—2.7%
2,156,700		Bondsville Fire and Water District, MA BANs, 1.000%, 9/9/2022	2,166,487
2,000,000		Commonwealth of Massachusetts, LT GO Refunding Bonds (Series 2021B), 5.000%, 11/1/2023	2,171,950
3,775,000		Commonwealth of Massachusetts, LT GO Refunding Bonds (Series 2021B), 5.000%, 11/1/2024	4,266,317
2,000,000		Commonwealth of Massachusetts, LT GO Refunding Bonds (Series 2021B), 5.000%, 11/1/2025	2,341,538

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
3,500,000		Massachusetts Department of Transportation, Subordinated Metropolitan Highway System Revenue Refunding Bonds (Series 2019A) TOBs, 5.000%, Mandatory Tender 1/1/2023	$3,661,277
$11,000,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Index Floating Rate Bonds (Series 2017S) FRNs, 0.520% (SIFMA 7-day +0.420%), Mandatory Tender 1/27/2022	11,000,748
12,000,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Index Floating Rate Bonds (Series 2017S) FRNs, 0.600% (SIFMA 7-day +0.500%), Mandatory Tender 1/26/2023	12,014,974
5,700,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2017 S-4) TOBs, 5.000%, Mandatory Tender 1/25/2024	6,238,180
6,250,000		Massachusetts HEFA (University of Massachusetts), Revenue Bonds (Series A) TOBs, 1.850%, Mandatory Tender 4/1/2022	6,274,744
2,225,000		Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds (Series 212) TOBs, 1.450%, Mandatory Tender 12/1/2022	2,233,657
8,457,000		Metrowest Regional Transit Authority, MA RANs, 1.000%, 9/16/2022	8,499,449
4,000,000		Orange, MA BANs, 1.500%, 3/4/2022	4,008,294
7,276,552		Springfield, MA BANs, 1.500%, 6/24/2022	7,320,590
5,100,000		Worcester, MA Regional Transit Authority RANs, 1.250%, 6/24/2022	5,123,114
		TOTAL	77,321,319
		Michigan—0.5%
5,500,000		Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2021B) TOBs, 2.000%, Mandatory Tender 7/1/2026	5,828,001
750,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 4.000%, 6/1/2022	761,244
750,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 4.000%, 6/1/2023	788,494
760,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2024	842,522
500,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2025	574,620
6,225,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2019C) TOBs, 4.000%, Mandatory Tender 4/1/2024	6,641,581
		TOTAL	15,436,462
		Minnesota—0.2%
6,895,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 0.530% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	6,904,606
		Missouri—0.9%
10,000,000		Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.), Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.600%, 12/1/2022	10,009,244
17,000,000		Missouri State Public Utilities Commission, Interim Construction Notes (Series 2020), 0.500%, 3/1/2022	17,002,915
		TOTAL	27,012,159
		Montana—0.5%
11,825,000	[1]	Montana Facility Finance Authority (Billings Clinic Obligated Group), Variable Rate Revenue Bonds (Series 2018C) FRNs, 0.650% (SIFMA 7-day +0.550%), Mandatory Tender 8/15/2023	11,835,535
2,800,000	[1]	Montana State University (The Board of Regents of), Facilities Refunding Revenue Bonds (Series 2018F) FRNs, 0.550% (SIFMA 7-day +0.450%), Mandatory Tender 9/1/2023	2,806,020
		TOTAL	14,641,555
		Nebraska—0.7%
5,000,000	[1]	Douglas County, NE (Creighton University, NE), Educational Facilities Revenue Refunding Bonds (Series 2021B) FRNs, 0.630% (SIFMA 7-day +0.530%), Mandatory Tender 9/1/2026	5,018,293
5,000,000	[1]	Douglas County, NE Hospital Authority No. 02 (Nebraska Medicine Obligated Group), Health Facilities Revenue Bonds (Series 2020A) FRNs, 0.600% (SIFMA 7-day +0.500%), Mandatory Tender 8/1/2023	5,000,431
10,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2020A) TOBs, 0.600%, Mandatory Tender 7/1/2023	10,025,571
		TOTAL	20,044,295
		Nevada—0.7%
2,000,000		Clark County, NV Airport System, Airport System Subordinate Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 7/1/2025	2,310,203

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nevada—continued
5,000,000		Clark County, NV Pollution Control (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017) TOBs, 1.650%, Mandatory Tender 3/31/2023	$5,075,311
$500,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 3.000%, 6/15/2023	519,645
1,450,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 3.000%, 6/15/2025	1,572,285
550,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 6/15/2026	653,742
3,000,000		Director of the State of Nevada Department of Business and Industry (DesertXpress Enterprises, LLC), (Series 2020A: Brightline West Passenger Rail) TOBs, (United States Treasury GTD), 0.250%, Mandatory Tender 2/1/2022	3,000,087
7,000,000		Humboldt County, NV (Idaho Power Co.), PCR Refunding Bonds (Series 2003), 1.450%, 12/1/2024	7,109,891
		TOTAL	20,241,164
		New Hampshire—0.3%
1,500,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-1) TOBs, 2.150%, Mandatory Tender 7/1/2024	1,547,664
4,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-3) TOBs, 2.150%, Mandatory Tender 7/1/2024	4,127,105
2,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-4) TOBs, 2.150%, Mandatory Tender 7/1/2024	2,063,552
		TOTAL	7,738,321
		New Jersey—3.7%
9,242,500		Asbury Park, NJ BANs, 1.500%, 1/20/2022	9,247,544
1,547,915		Avon By The Sea, NJ BANs, 1.000%, 2/22/2022	1,549,456
2,600,000		Camden, NJ BANs, 1.000%, 8/10/2022	2,607,742
6,032,000		Dunellen, NJ BANs, 1.500%, 4/8/2022	6,050,358
1,602,917		Frelinghuysen Township, NJ BANs, 1.500%, 5/31/2022	1,610,651
5,004,000		Garwood, NJ BANs, 1.250%, 11/4/2022	5,040,535
3,000,000		Lyndhurst Township, NJ BANs, 1.000%, 2/4/2022	3,002,021
2,044,783		Netcong, NJ BANs, 1.500%, 7/8/2022	2,057,115
7,000,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020B) TOBs, 1.200%, Mandatory Tender 6/1/2023	7,051,645
3,100,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020E), 0.850%, 12/1/2025	3,099,171
2,250,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2025	2,575,707
2,500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2026	2,951,930
5,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2023	5,250,876
5,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 5.000%, 6/1/2024	5,534,181
7,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-2) FRNs, 0.549% (1-month USLIBOR x 0.70 +0.480%), 1/1/2022	7,000,000
20,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-6) FRNs, 0.819% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 1/1/2023	20,035,744
1,075,000		Newark, NJ, (Series B) BANs, 1.750%, 2/22/2022	1,077,195
7,000,000		Newark, NJ, (Series E) BANs, 1.250%, 10/3/2022	7,051,122
630,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2023	677,223
750,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2024	834,428
650,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), 5.000%, 10/1/2022	670,369
400,000		Newark, NJ, UT GO Qualified School Refunding Bonds (Series 2020B), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2023	429,983
400,000		Newark, NJ, UT GO Qualified School Refunding Bonds (Series 2020B), 5.000%, 10/1/2022	413,143
1,515,000		Paulsboro, NJ, (Series A) BANs, 1.000%, 4/4/2022	1,517,697

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Jersey—continued
2,000,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2022	$2,037,811
3,000,000	Union Beach, NJ BANs, 1.000%, 2/18/2022	3,002,986
$2,310,000	West Wildwood, NJ BANs, 2.000%, 1/21/2022	2,312,203
1,843,750	West Wildwood, NJ BANs, 2.000%, 3/18/2022	1,850,213
	TOTAL	106,539,049
	New Mexico—1.0%
2,000,000	Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2010B) TOBs, 2.125%, Mandatory Tender 6/1/2022	2,013,298
4,000,000	Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010A) TOBs, 0.875%, Mandatory Tender 10/1/2026	3,981,166
5,000,000	Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010C) TOBs, 1.150%, Mandatory Tender 6/4/2024	5,068,441
3,000,000	Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010D) TOBs, 1.100%, Mandatory Tender 6/1/2023	3,025,362
3,300,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	3,745,419
1,000,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2022	1,011,759
1,000,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2022	1,029,457
1,100,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2023	1,151,038
1,150,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2023	1,221,856
1,600,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2024	1,724,924
1,685,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2024	1,841,513
3,725,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2025	4,113,166
	TOTAL	29,927,399
	New York—16.6%
4,000,000	Alfred Almond, NY CSD BANs, 1.000%, 6/14/2022	4,013,320
2,166,000	Arcade, NY BANs, 1.500%, 5/10/2022	2,175,197
5,700,000	Arkport, NY Central School District BANs, 1.000%, 6/23/2022	5,720,312
7,000,000	Binghamton, NY City School District RANs, 1.000%, 1/21/2022	7,003,001
17,000,000	Cairo-Durham, NY Central School District BANs, 1.500%, 6/29/2022	17,108,402
15,855,000	Carthage, NY Central School District BANs, 1.000%, 6/28/2022	15,913,162
12,947,270	Cassadaga Valley, NY Central School District, (Series A) BANs, 1.500%, 6/16/2022	13,022,551
5,500,000	Central Islip, NY Fire District BANs, 1.250%, 6/3/2022	5,521,404
16,500,000	Chautauqua County, NY Capital Resource Corporation (NRG Energy, Inc.), Exempt Facilities Revenue Refunding Bonds (Series 2020) TOBs, 1.300%, Mandatory Tender 4/3/2023	16,567,493
2,000,000	Clayton, NY, (Series A) BANs, 1.500%, 11/29/2022	2,020,330
1,500,000	Cooperstown, NY Central School District BANs, 1.000%, 6/30/2022	1,505,565
11,915,000	Cuba-Rushford, NY Central School District BANs, 1.000%, 6/24/2022	11,960,547
4,000,000	Dansville, NY Central School District BANs, 1.000%, 6/28/2022	4,014,674
5,000,000	Ellicottville, NY Central School District, (Series A) BANs, 1.500%, 6/23/2022	5,029,609
4,971,000	Endicott, NY BANs, 1.000%, 8/25/2022	4,994,525
7,600,000	Erie, NY #2 Board of Cooperative Educational Services RANs, 1.250%, 6/30/2022	7,636,029
2,460,000	Fillmore, NY Central School District BANs, 1.250%, 6/23/2022	2,471,667
3,400,000	Genesee Valley, NY Board of Cooperative Educational Services RANs, 1.200%, 6/28/2022	3,414,779
1,643,224	Glen Cove, NY, (Series A) BANs, 1.500%, 6/8/2022	1,650,462
40,000,000	Greater Southern Tier Board of Cooperative Educational Services, NY RANs, 1.000%, 6/30/2022	40,146,440

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
2,140,000		Greenbush North Castle, NY UFSD RANs, 1.000%, 9/16/2022	$2,150,440
4,469,528		Harpursville, NY Central School District BANs, 1.250%, 6/28/2022	4,492,003
11,800,000		Hempstead, NY Union Free School District, (Series A) RANs, 1.000%, 6/30/2022	11,841,456
$4,100,000		Hempstead, NY Union Free School District, (Series B) BANs, 1.000%, 7/13/2022	4,115,461
4,395,000		Herkimer County, NY Central School District BANs, 1.000%, 6/29/2022	4,411,646
3,041,856		Island Park Village, NY, (Series D) BANs, 1.250%, 6/15/2022	3,054,504
6,000,000		Jefferson County, NY Board of Cooperative Education District BANs, 1.000%, 6/29/2022	6,023,313
2,000,000		Lima, NY BANs, 1.750%, 5/27/2022	2,011,627
10,000,000		Little Falls, NY City School District BANs, 1.500%, 2/4/2022	10,011,212
12,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (LIBOR Floating Rate Tender Notes) FRNs, 0.819% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 10/1/2023	12,000,907
17,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2019B) TOBs, 1.640%, Mandatory Tender 9/1/2024	17,408,654
10,385,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020B) TOBs, 0.850%, Mandatory Tender 9/1/2025	10,408,671
8,499,279		Marlboro, NY Central School District BANs, 1.500%, 6/29/2022	8,552,640
2,510,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Series 2008A-2A) FRNs, 0.550% (SIFMA 7-day +0.450%), Mandatory Tender 6/1/2022	2,512,423
10,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Bond Anticipation Notes (Series 2019D-1), 5.000%, 9/1/2022	10,310,801
7,125,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2005D-1) FRNs, 0.364% (SOFR x 0.67 +0.330%), Mandatory Tender 4/1/2024	7,089,201
28,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 0.616% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 11/1/2022	28,077,011
7,500,000		New York City Housing Development Corp., Multi-Family Housing Revenue Sustainable Development Bonds (Series 2021F-2) TOBs, 0.600%, Mandatory Tender 7/1/2025	7,404,346
9,500,000		New York State Board of Cooperative Educational Services (Onondaga, Cortland and Madison Counties, NY) RANs, 1.000%, 6/17/2022	9,534,395
5,500,000		New York State Board of Cooperative Educational Services (St. Lawrence & Lewis Counties, NY) RANs, 1.000%, 6/17/2022	5,519,913
4,000,000		New York State HFA, Affordable Housing Revenue Bonds (Series 2020J), 0.750%, 5/1/2025	4,005,207
4,000,000		New York State HFA, Affordable Housing Revenue Bonds (Series 2020K), 0.700%, 11/1/2024	4,006,088
250,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2022	260,148
2,500,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2024	2,806,483
1,750,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2022	1,822,015
1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2024	1,125,988
1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2026	1,188,127
12,000,000		Orange and Ulster Counties BOCES, NY RANs, 1.000%, 7/22/2022	12,045,396
3,005,000		Prattsburgh, NY Central School District BANs, 1.000%, 6/24/2022	3,015,771
5,000,000		Rensselaer County, NY Board of Cooperative Educational Services RANs, 1.000%, 3/2/2022	5,006,594
3,000,000		Salmon River, NY CSD RANs, 1.000%, 6/24/2022	3,010,325
23,340,000		Sherrill, NY City School District BANs, 1.000%, 6/24/2022	23,426,998
14,320,000		Sodus Central School District, NY BANs, 1.000%, 6/29/2022	14,374,937
8,255,000		South Jefferson, NY Central School District BANs, 1.000%, 6/29/2022	8,286,265
3,900,000		Southern Cayuga, NY Central School District, (Series A) BANs, 2.000%, 6/30/2022	3,934,008
5,750,000	[1]	Triborough Bridge & Tunnel Authority, NY, General Revenue Variable Rate Refunding Bonds (Series 2005B-4A) FRNs, 0.414% (SOFR x 0.67 +0.380%), Mandatory Tender 2/1/2024	5,759,188
17,095,000		Utica, NY BANs, 1.000%, 1/27/2022	17,104,313
5,290,000		Wayne, NY Central School District BANs, 1.000%, 6/29/2022	5,309,257
8,950,000		Westhill, NY Central School District BANs, 1.000%, 6/29/2022	8,984,336

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
13,640,097		Whitehall, NY Central School District BANs, 1.000%, 6/28/2022	$13,692,129
		TOTAL	477,983,666
		North Carolina—1.5%
$4,000,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Variable Rate Health Care Revenue Bonds (Series 2018E) TOBs, 0.800%, Mandatory Tender 10/31/2025	4,000,289
850,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	884,014
1,000,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2020A) TOBs, 1.375%, Mandatory Tender 6/16/2025	1,026,737
25,000,000		North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Bonds (Series 2020), 5.000%, 2/1/2024	27,247,862
10,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019A) FRNs, 0.191% (1-month USLIBOR x 0.67 +0.125%), Mandatory Tender 11/9/2022	10,002,817
		TOTAL	43,161,719
		North Dakota—0.5%
10,000,000		Cass County Joint Water Resource District, ND, UT GO Temporary Refunding Improvement Bonds (Series 2021A), 0.480%, 5/1/2024	10,004,731
4,000,000	[1]	North Dakota State HFA, Housing Finance Program Bonds (Series 2019B) FRNs, 0.300% (SIFMA 7-day +0.200%), Mandatory Tender 7/1/2024	4,020,154
		TOTAL	14,024,885
		Ohio—0.7%
2,000,000		Harrison, OH BANs, 2.000%, 10/25/2022	2,024,012
8,000,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	9,004,974
4,725,000		Ohio HFA Multifamily Housing (Seton Square North, OH), Revenue Bonds (Series 2021A) TOBs, (United States Treasury COL), 0.400%, Mandatory Tender 4/1/2023	4,722,931
4,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2020B) TOBs, 5.000%, Mandatory Tender 1/15/2025	4,519,602
1,000,000		Ohio Water Development Authority (Waste Management, Inc.), Solid Waste Revenue Bonds (Series 2002), 3.250%, 11/1/2022	1,022,022
		TOTAL	21,293,541
		Oklahoma—0.2%
2,850,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Education Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2022	2,906,013
1,500,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2024	1,664,078
		TOTAL	4,570,091
		Oregon—0.3%
530,000		Clackamas County, OR Hospital Facilities Authority (Rose Villa, Inc.), Senior Living Revenue Bonds TEMPS-50 (Series 2020B-2), 2.750%, 11/15/2025	530,379
1,780,000		Clackamas County, OR Hospital Facilities Authority (Rose Villa, Inc.), Senior Living Revenue Bonds TEMPS-85 (Series 2020B-1), 3.250%, 11/15/2025	1,781,213
3,000,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-50 Revenue and Refunding Bonds (Series 2021B-2), 0.950%, 6/1/2027	2,963,945
1,000,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-65 Revenue and Refunding Bonds (Series 2021B-1), 1.200%, 6/1/2028	986,566
3,500,000		Oregon State Housing and Community Services Department (Westwind Apartments), Housing Development Revenue Bonds (Series 2021H) TOBs, (United States Treasury GTD), 0.250%, Mandatory Tender 3/1/2023	3,495,217
		TOTAL	9,757,320
		Pennsylvania—5.5%
2,500,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021A) FRNs, 0.384% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	2,501,421
3,500,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021B) FRNs, 0.384% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	3,501,992
10,490,000	[1]	Lehigh County, PA General Purpose Authority (Muhlenberg College), College Revenue Bonds (Series 2019) FRNs, 0.680% (SIFMA 7-day +0.580%), Mandatory Tender 11/1/2024	10,472,552

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
5,450,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2016B) TOBs, 1.800%, Mandatory Tender 8/15/2022	$5,494,243
5,000,000	[1]	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Bonds (Series 2018C) FRNs, 0.820% (SIFMA 7-day +0.720%), Mandatory Tender 9/1/2023	5,000,177
$1,200,000	[1]	North Penn, PA Water Authority, SIFMA Index Rate Water Revenue Refunding Bonds (Series 2019) FRNs, 0.560% (SIFMA 7-day +0.460%), 11/1/2023	1,202,068
4,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 1.109% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	4,024,025
10,000,000		Pennsylvania Economic Development Financing Authority (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2008), 0.400%, 10/1/2023	9,983,782
6,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2010B) TOBs, 0.200%, Mandatory Tender 1/3/2022	6,000,001
20,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2014) TOBs, 0.230%, Mandatory Tender 1/3/2022	20,000,000
4,900,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 0.580%, Mandatory Tender 8/1/2024	4,882,526
9,000,000	[1]	Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2021A) FRNs, 0.500% (SIFMA 7-day +0.400%), Mandatory Tender 6/3/2024	9,036,136
6,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 0.641% (1-month USLIBOR x 0.70 +0.570%), Mandatory Tender 10/1/2023	6,021,772
5,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 0.800% (SIFMA 7-day +0.700%), 12/1/2023	5,023,271
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds) (Series 2018A-1) FRNs, 0.700% (SIFMA 7-day +0.600%), 12/1/2023	10,058,012
2,750,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2020C), 5.000%, 7/1/2022	2,812,836
4,460,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2020C), 5.000%, 7/1/2023	4,761,843
2,245,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2020C), 5.000%, 7/1/2024	2,486,775
2,000,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2021), 5.000%, 7/1/2025	2,289,983
2,000,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2021), 5.000%, 7/1/2026	2,356,230
2,285,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2023	2,401,909
750,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2024	820,869
17,500,000	[1]	Pittsburgh, PA Water & Sewer Authority, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, (Assured Guaranty Municipal Corp. INS), 0.750% (SIFMA 7-day +0.650%), Mandatory Tender 12/1/2023	17,618,137
6,750,000	[1]	Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2019A) FRNs, 0.700% (SIFMA 7-day +0.600%), Mandatory Tender 6/1/2024	6,784,100
13,000,000	[1]	University of Pittsburgh, Pitt Asset Notes—Higher Education Registered Series of 2019 FRNs, 0.460% (SIFMA 7-day +0.360%), 2/15/2024	13,050,268
		TOTAL	158,584,928
		South Carolina—0.9%
25,000,000	[1]	Patriots Energy Group Financing Agency, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 0.927% (1-month USLIBOR x 0.67 +0.860%), Mandatory Tender 2/1/2024	25,237,658
1,250,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2021A), 4.000%, 1/1/2024	1,338,812
		TOTAL	26,576,470
		Tennessee—0.7%
2,350,000		Memphis, TN Health, Educational and Housing Facility Board (Chickasaw Place Apartments), Collateralized Multifamily Housing Bonds (Series 2020) TOBs, 0.625%, Mandatory Tender 6/1/2022	2,353,377
16,200,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	18,053,402
		TOTAL	20,406,779
		Texas—7.7%
3,000,000		Alvin, TX Independent School District, Variable Rate Unlimited Tax Schoolhouse Bonds (Series 2014B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.450%, Mandatory Tender 8/15/2023	3,004,433
19,000,000		Arlington, TX Higher Education Finance Corp. (Basis Schools, Inc. Obligated Group), (Series 2021-MS0002) TOBs, (Morgan Stanley LIQ)/(Morgan Stanley LOC), 0.300%, Optional Tender 2/3/2022	19,000,000
2,500,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2022	2,602,811
2,135,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2023	2,319,314

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
3,400,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2024	$3,817,061
5,000,000		Central Texas Regional Mobility Authority, Subordinate Lien Revenue Bond Anticipation Notes (Series 2020F), 5.000%, 1/1/2025	5,527,659
$4,000,000		Clear Creek, TX Independent School District, Variable Rate UT GO School Building Bonds (Series 2013B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.280%, Mandatory Tender 8/15/2024	3,979,554
4,000,000		Cypress-Fairbanks, TX Independent School District, Variable Rate UT School Building Bonds (Series 2017A-2) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.250%, Mandatory Tender 8/15/2022	4,024,671
5,000,000		Dickinson, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2013) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.250%, Mandatory Tender 8/1/2023	4,985,643
15,000,000		Eagle Mountain-Saginaw, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2011) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2024	15,600,994
4,465,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	4,574,776
3,600,000		El Paso, TX Independent School District, Variable Rate Maintenance Tax Notes (Series 2020) TOBs, 2.000%, Mandatory Tender 8/1/2023	3,690,161
5,710,000		Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2019A) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.950%, Mandatory Tender 8/1/2022	5,764,055
3,975,000		Fort Bend, TX Independent School District, Variable Rate Unlimited Tax School Building and Refunding Bonds (Series 2020B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.875%, Mandatory Tender 8/1/2025	4,046,039
4,500,000		Georgetown, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.750%, Mandatory Tender 8/1/2022	4,566,673
5,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Medical Facilities Mortgage Revenue Refunding Bonds (Series 2019A) FRNs, 0.719% (1-month USLIBOR +0.650%), Mandatory Tender 7/1/2024	5,019,427
3,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019B-1) TOBs, 5.000%, Mandatory Tender 12/1/2022	3,120,204
5,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019C-1) FRNs, 0.520% (SIFMA 7-day +0.420%), Mandatory Tender 12/1/2022	4,999,223
5,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019C-2) FRNs, 0.680% (SIFMA 7-day +0.570%), Mandatory Tender 12/4/2024	5,018,782
3,500,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Variable Rate Hospital Revenue Refunding Bonds (Series 2020C-1) TOBs, 5.000%, Mandatory Tender 12/1/2022	3,649,882
2,750,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Variable Rate Hospital Revenue Refunding Bonds (Series 2020C-2) TOBs, 5.000%, Mandatory Tender 12/1/2024	3,104,627
6,300,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Variable Rate Hospital Revenue Refunding Bonds (Series 2020C-3) TOBs, 5.000%, Mandatory Tender 12/1/2026	7,537,729
4,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Medical Center), Revenue Bonds (Series 2020A) TOBs, 0.900%, Mandatory Tender 5/15/2025	4,002,454
6,000,000		Houston, TX Independent School District, Variable Rate Limited Tax Schoolhouse Bonds (Series 2013B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 3.000%, Mandatory Tender 6/1/2024	6,369,118
3,750,000		Hutto, TX Independent School District, Unlimited Tax School Building Bonds (Series 2017) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2025	3,924,351
9,415,000		Katy, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2021C) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.500%, Mandatory Tender 8/15/2024	9,659,922
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2022	1,017,678
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2023	1,064,526
1,040,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2024	1,150,204
1,020,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2025	1,169,270
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020), 5.000%, 5/15/2022	1,017,678
3,000,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Central Power and Light Company Project) (Series 1996) TOBs, 0.900%, Mandatory Tender 9/1/2023	3,009,265
11,345,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2023	11,625,514

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
1,120,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (United States Treasury PRF 8/1/2023@100), 2.000%, Mandatory Tender 8/1/2052	$1,147,157
3,000,000		New Caney, TX ISD, Variable Rate Unlimited Tax School Building Bonds (Series 2018) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.250%, Mandatory Tender 8/15/2024	3,055,442
$12,500,000		Northside, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2020) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.700%, Mandatory Tender 6/1/2025	12,515,350
3,675,000		Pflugerville, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2014) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.250%, Mandatory Tender 8/15/2022	3,721,791
14,985,000		Ponder, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2021) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.735%, Mandatory Tender 8/15/2024	15,095,036
4,000,000		San Antonio, TX Water System, Water System Variable Rate Junior Lien Revenue Bonds (Series 2019A) TOBs, 2.625%, Mandatory Tender 5/1/2024	4,213,159
2,250,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2023	2,435,458
2,500,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2025	2,890,146
11,000,000		Texas State Department of Housing & Community Affairs (THF Park at Kirkstall Apartments, LP), Multifamily Housing Revenue Bonds (Series 2021) TOBs, 0.650%, Mandatory Tender 12/1/2024	10,996,256
2,675,000		Tomball, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2014B-1) TOBs, 0.450%, Mandatory Tender 8/15/2023	2,672,505
		TOTAL	222,705,998
		Utah—0.3%
5,000,000		Utah County, UT Hospital Revenue (IHC Health Services, Inc.), Revenue Bonds (Series 2020 B-1) TOBs, 5.000%, Mandatory Tender 8/1/2024	5,579,995
1,500,000		Utah State, UT GO Bonds (Series 2020B), 5.000%, 7/1/2023	1,606,885
1,250,000		Utah State, UT GO Bonds (Series 2020B), 5.000%, 7/1/2024	1,394,519
		TOTAL	8,581,399
		Virginia—1.9%
13,000,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds Anticipation Notes (Series 2019), 5.000%, 11/1/2023	14,050,476
3,000,000		Chesapeake, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.900%, Mandatory Tender 6/1/2023	3,064,725
4,500,000		Louisa, VA IDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.800%, Mandatory Tender 4/1/2022	4,516,615
5,000,000		Virginia Peninsula Port Authority (Dominion Terminal Associates), Coal Terminal Revenue Refunding Bonds (Series 2003) TOBs, 1.700%, Mandatory Tender 10/1/2022	5,050,094
4,000,000		Virginia State Public Building Authority Public Facilities, Public Facilities Revenue Refunding Bonds (Series 2020B), 5.000%, 8/1/2022	4,111,909
8,650,000		Virginia State Public Building Authority Public Facilities, Public Facilities Revenue Refunding Bonds (Series 2020B), 5.000%, 8/1/2023	9,296,416
5,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), (Series 2010A) TOBs, 1.200%, Mandatory Tender 5/31/2024	5,081,648
5,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2009A) TOBs, 0.750%, Mandatory Tender 9/2/2025	5,044,048
5,500,000		York County, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2009A) TOBs, 1.900%, Mandatory Tender 6/1/2023	5,618,662
		TOTAL	55,834,593
		Washington—1.4%
5,000,000	[1]	King County, WA Sewer System, Junior Lien Revenue Bonds (Series 2021A) FRNs, 0.330% (SIFMA 7-day +0.230%), Mandatory Tender 1/1/2027	4,999,998
9,250,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2021B) FRNs, 0.350% (SIFMA 7-day +0.250%), Mandatory Tender 11/1/2026	9,327,777
5,000,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds—SIFMA Index (Series 2018C) FRNs, 0.590% (SIFMA 7-day +0.490%), Mandatory Tender 11/1/2023	5,016,308
2,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019B-1) TOBs, 5.000%, Mandatory Tender 8/1/2024	2,729,449
10,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 1.168% (1-month USLIBOR x 0.67 +1.100%), Mandatory Tender 7/1/2022	10,002,710

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
7,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIFMA Index Revenue Bonds (Series 2017C) FRNs, 1.150% (SIFMA 7-day +1.050%), Mandatory Tender 7/3/2023	$7,033,296
		TOTAL	39,109,538
		West Virginia—0.2%
$5,500,000		West Virginia EDA Solid Waste Disposal Facilities (Appalachian Power Co.), Revenue Bonds (Series 2011A) TOBs, 1.000%, Mandatory Tender 9/1/2025	5,538,273
		Wisconsin—0.2%
4,500,000		Wisconsin State Public Finance Authority (Waste Management, Inc.), (Series A-2) TOBs, 0.180%, Mandatory Tender 2/1/2022	4,499,891
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,991,656,320)	2,003,908,816
	[1]	SHORT-TERM MUNICIPALS—30.8%
		Alabama—0.1%
3,050,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 0.130%, 1/3/2022	3,050,000
		California—4.1%
5,000,000		Los Angeles, CA Multi-Family Housing Revenue Bonds (CORE Related/ GALA Rentals, LP), SPEARs 3a7 (Series DBE-8081) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.500%, 1/6/2022	5,000,000
12,400,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDPs, 0.300%, 1/3/2022	12,400,000
51,800,000		Nuveen California Quality Municipal Income Fund, PUTTERs 3a-7 (Series 5038) (VRDP Series 5) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.250%, 1/3/2022	51,800,000
42,490,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), SPEARs 3a7 (Series DBE-8059) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.500%, 1/6/2022	42,490,000
3,730,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Certificates (Series 2017-XF2462) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.300%, 1/6/2022	3,730,000
4,000,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Receipts (2018-XF0704) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.300%, 1/6/2022	4,000,000
		TOTAL	119,420,000
		Florida—0.3%
3,970,000		Hillsborough County, FL HFA (Hillsborough FL TC, LP), SPEARs 3a-7 (Series DBE-8083) VRDNs, (Deutsche Bank AG LIQ)/ (Deutsche Bank AG LOC), 0.510%, 1/6/2022	3,970,000
5,395,000		Jacksonville, FL HFA (Millennia Jacksonville TC LP), SPEARs (Series DBE-8055) VRDNs, (Deutsche Bank AG LIQ)/ (Deutsche Bank AG LOC), 0.500%, 1/6/2022	5,395,000
		TOTAL	9,365,000
		Georgia—2.8%
775,000		Appling County, GA Development Authority (Georgia Power Co.), (1st Series 1997) Daily VRDNs, 0.140%, 1/3/2022	775,000
6,530,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 0.140%, 1/3/2022	6,530,000
9,750,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs, (Federal National Mortgage Association LOC), 0.200%, 1/6/2022	9,750,000
6,300,000		Burke County, GA Development Authority (Georgia Power Co.), (Series 2008) Daily VRDNs, 0.140%, 1/3/2022	6,300,000
9,015,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs, (Federal National Mortgage Association LOC), 0.200%, 1/6/2022	9,015,000
5,720,000		Effingham County, GA Development Authority (Georgia Power Co.), (Series 2003) Daily VRDNs, 0.150%, 1/3/2022	5,720,000
7,280,000		Floyd County, GA Development Authority PCRB (Georgia Power Co.), (First Series 1996) Daily VRDNs, 0.140%, 1/3/2022	7,280,000
7,300,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 1997) Daily VRDNs, 0.140%, 1/3/2022	7,300,000
24,080,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 2008) Daily VRDNs, 0.140%, 1/3/2022	24,080,000
4,250,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 0.240%, 1/5/2022	4,250,000
		TOTAL	81,000,000
		Indiana—0.5%
14,000,000		Indiana State Finance Authority Environmental (Mittal Steel USA, Inc.), (Series 2006) Weekly VRDNs, (Banco Bilbao Vizcaya Argentaria SA LOC), 0.180%, 1/5/2022	14,000,000
		Kansas—0.2%
5,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007A) Weekly VRDNs, 0.190%, 1/5/2022	5,000,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Kentucky—1.9%
4,600,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), Revenue Bonds (Series C) Daily VRDNs, (United Parcel Service, Inc. GTD), 0.120%, 1/3/2022	$4,600,000
17,900,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 0.150%, 1/3/2022	17,900,000
$32,000,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 0.140%, 1/3/2022	32,000,000
		TOTAL	54,500,000
		Louisiana—1.6%
10,000,000		Calcasieu Parish, LA Public Trust Authority (Le Jolliet LP), SPEARs 3a7 (Series DBE-8060) VRDNs, (Deutsche Bank AG LIQ)/ (Deutsche Bank AG LOC), 0.500%, 1/6/2022	10,000,000
34,800,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 0.150%, 1/5/2022	34,800,000
		TOTAL	44,800,000
		Multi State—4.5%
1,300,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 1/3/2022	1,300,000
25,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series C) Weekly VRDPs, 0.300%, 1/3/2022	25,000,000
50,000,000		Nuveen AMT-Free Municipal Credit Income Fund, Series B Weekly VRDPs, 0.300%, 1/3/2022	50,000,000
45,775,000		Nuveen AMT-Free Quality Municipal Income Fund, Series D MuniFund Preferred Shares Weekly VRDPs, 0.300%, 1/3/2022	45,775,000
6,305,000		Nuveen Muni High Income Opportunity Fund, SPEARs 3a7 (Series DBE-8084) Weekly VRDNs, (Deutsche Bank AG LIQ)/ (Deutsche Bank AG LOC), 0.350%, 1/6/2022	6,305,000
1,300,000		Nuveen Municipal Credit Opportunities Fund, PUTTERS 3a-7 (Series 5033) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 1/3/2022	1,300,000
		TOTAL	129,680,000
		Nevada—0.0%
1,100,000		Nevada Housing Division (Lake Mead West AHP LP), (Series 2021-XF1120) Weekly VRDNs, (Deutsche Bank AG LIQ)/ (Deutsche Bank AG LOC), 0.350%, 1/6/2022	1,100,000
		New York—0.9%
4,685,000		Metropolitan Transportation Authority, NY, (Series 2021-XM0935) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 1/6/2022	4,685,000
4,150,000		New York City, NY, (Series B-3) Weekly VRENs, 0.160%, 1/3/2022	4,150,000
17,990,000		New York Liberty Development Corporation (4 World Trade Center LLC), Tender Option Bond Trust Receipts (Series 2021-XF1242) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 1/6/2022	17,990,000
		TOTAL	26,825,000
		Ohio—1.3%
735,000		Mark Milford Hicksville, OH Joint Hospital District (Community Memorial Hospital of Hicksville), (Series 2005) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 0.200%, 1/7/2022	735,000
2,425,000		Metropolitan Nashville, TN Airport Authority (Embraer Aircraft Holding, Inc.), (Series 2005) Weekly VRDNs, (Regions Bank LOC), 0.220%, 1/7/2022	2,425,000
23,885,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), (Series 2015-B) Weekly VRENs, 0.180%, 1/6/2022	23,885,000
6,500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series B) VRENs, 0.150%, 1/3/2022	6,500,000
4,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series C) VRENs, 0.150%, 1/3/2022	4,000,000
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) VRENs, 0.160%, 1/6/2022	500,000
		TOTAL	38,045,000
		Oklahoma—1.1%
10,675,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2020B) Weekly VRENs, 0.210%, 1/3/2022	10,675,000
21,400,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2020C) Weekly VRENs, 0.180%, 1/3/2022	21,400,000
		TOTAL	32,075,000
		Pennsylvania—1.6%
2,000,000		Blackrock MuniYield Pennsylvania Quality Fund, (663 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.200%, 1/6/2022	2,000,000
7,065,000		Central Bradford Progress Authority, PA (Guthrie Healthcare System, PA), (Series 2021D) Weekly VRENs, 0.220%, 1/6/2022	7,065,000
25,150,000		Delaware Valley, PA Regional Finance Authority, (Series C) R-Float Weekly VRDNs, 0.170%, 1/6/2022	25,150,000
455,000		Northampton County, PA IDA (Binney & Smith Inc.), (Series 1997A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.260%, 1/5/2022	455,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
10,000,000		Pennsylvania Housing Finance Agency (Hershey Plaza, PA TC LP), SPEARs 3a7 (Series DBE-8057) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.510%, 1/6/2022	$10,000,000
		TOTAL	44,670,000
		Texas—9.0%
$3,000,000		Austin, TX Affordable Public Finance Authority (LDG Belmont LP), (Series 2021-XF1102) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.350%, 1/6/2022	3,000,000
4,000,000		Austin, TX Affordable Public Finance Authority (LDG The Henderson on Reinli LP), Tender Option Bond Certificates (Series 2021-XF1119) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.350%, 1/6/2022	4,000,000
5,500,000		Dallas, TX Housing Finance Corp. (LDG Ridge at Lancaster LP), (Series 2021-XF1109) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.350%, 1/6/2022	5,500,000
13,015,000		Las Varas Public Fac Corporation, TX (Mira Vista SA Apartments, LP), SPEARs 3a7 (Series DBE-8056) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.510%, 1/6/2022	13,015,000
6,090,000		North Central Texas HFDC (Gala at Waxahachie, LP), Tender Option Bond Trust Certificates (Series 2021-XF1099) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.350%, 1/6/2022	6,090,000
99,175,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 0.180%, 1/5/2022	99,175,000
4,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Weekly VRDNs, 0.210%, 1/5/2022	4,000,000
23,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 0.230%, 1/5/2022	23,500,000
22,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 0.220%, 1/3/2022	22,500,000
67,975,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 0.200%, 1/5/2022	67,975,000
5,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 0.180%, 1/5/2022	5,000,000
7,245,000		Travis County, TX Housing Finance Corp., SPEARs (Series DBE-8054) VRDNs, (Deutsche Bank AG LIQ)/ (Deutsche Bank AG LOC), 0.510%, 1/6/2022	7,245,000
		TOTAL	261,000,000
		Utah—0.3%
9,800,000		Utah State Housing Corporation (Triview Apartment Associates II, LLC), Tender Option Bond Trust Certificates (Series 2019-XF1081) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.350%, 1/6/2022	9,800,000
		Virginia—0.1%
1,760,000		Emporia, VA Industrial Development Board (Toll VA III LP), (Series 1999) Weekly VRDNs, (Truist Bank LOC), 0.180%, 1/6/2022	1,760,000
		Wisconsin—0.5%
90,000		La Crosse, WI IDA (GGP Inc.), (Series A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.280%, 1/6/2022	90,000
13,500,000		Wisconsin Health & Educational Facilities Authority (Marshfield Clinic), (Series 2020C) Weekly VRENs, 0.210%, 1/6/2022	13,500,000
		TOTAL	13,590,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $889,680,000)	889,680,000
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $2,881,336,320)	2,893,588,816
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[3]	(6,439,656)
		TOTAL NET ASSETS—100%	$2,887,149,160
Securities that are subject to the federal alternative minimum tax (AMT) represent 15.9% of the Fund's portfolio as calculated based upon total market value.
At December 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
4U.S. Treasury 2-Year Note, Short Futures	4	$27,271,485	March 2022	$11,182
4U.S. Treasury 5-Year Note, Short Futures	4	$14,517,187	March 2022	$5,500

Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$16,682
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
The average notional value of short futures contracts held by the Fund throughout the period was $10,447,168. This is based on amounts held as of each month-end throughout the three-month fiscal period.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2021, these restricted securities amounted to $15,016,779, which represented 0.5% of total net assets.
Additional information on restricted securities held at December 31, 2021, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California PCFA (Republic Services, Inc.), Solid Waste Refunding Revenue Bonds (Series 2010A) TOBs, 0.200%, Mandatory Tender 2/1/2022	10/29/2021	$13,000,000	$12,999,982
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	05/27/2021	$2,000,000	$2,016,797
3
Assets, other than investments in securities, less liabilities.
4
Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$2,003,908,816	$—	$2,003,908,816
Short-Term Municipals	—	889,680,000	—	889,680,000
TOTAL SECURITIES	$—	$2,893,588,816	$—	$2,893,588,816
Other Financial Instruments:[1]
Assets	$16,682	$—	$—	$16,682
TOTAL OTHER FINANCIAL INSTRUMENTS	$16,682	$—	$—	$16,682
1
Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CSD	—Central School District
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
SPEARs	—Short Puttable Exempt Adjustable Receipts
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VMTP	—Variable Rate Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes